Note 18 - Deferred Tax Charge	12 Months Ended
Jan. 31, 2017
Notes to Financial Statements
Deferred Tax Charge [Text Block]
Note
18
– Deferred Tax Charge

During
2016,
we had internal re-organizations related to intellectual property in some of our subsidiaries.  The tax impact related to the reorganizations has been recorded as a deferred charge and is being amortized to income tax expense over the remaining estimated useful life of the intellectual property. Deferred tax charges are amortized to income tax expense over a period of
3
to
8
years.